OTHER GAINS AND OWN WORK CAPITALIZED	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Gains And Own Work Capitalized [text block]
24) OTHER

GAINS
Other gains

decreased

from 10,477

thousand

U.S. dollars in

the year

ended

December

31,

2019

(mostly due

to a

specific

agreement

in
2019 )
to 99

and 35 thousand

U.S. dollars in the

year ended December

31, 2020 and

December

31, 2021 respectively.